Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		Jun. 30, 2023 CHF (SFr) day	Dec. 31, 2022 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
VIE Disclosures
Cash and due from banks	[1]	SFr 100,124	SFr 67,746	SFr 158,700	SFr 164,026
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		52,769	58,798
Trading assets		37,238	65,955
Investment securities		2,352	1,717
Other investments		4,667	5,463
Net loans		251,287	268,104
Other assets		27,904	41,753
of which loans held-for-sale		8,222	16,090
Assets		483,735	530,039
Customer deposits		182,557	234,554
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		2,949	20,371
Trading liabilities		12,933	18,337
Short-term borrowings		76,083	14,489
Long-term debt		134,577	150,661
Other liabilities		15,308	16,826
Liabilities		SFr 437,602	481,563
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		74
Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 454	229
Trading assets		1,342	2,588
Other investments		694	781
Net loans		1,514	3,410
Other assets		1,654	4,594
of which loans held-for-sale		111	2,864
Premises and equipment		0
Assets		5,658	11,602
Trading liabilities		13	1,063
Short-term borrowings		43	3,137
Long-term debt		1,609	2,096
Other liabilities		1,121	189
Liabilities		2,785	6,485
Consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Cash and due from banks		0	15
Trading assets		0	0
Other investments		0	0
Net loans		0	0
Other assets		0	281
of which loans held-for-sale		0	279
Premises and equipment		0
Assets		0	296
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		0	84
Other liabilities		0	0
Liabilities		0	84
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		326	94
Trading assets		0	954
Other investments		0	0
Net loans		1,499	3,260
Other assets		8	2,466
of which loans held-for-sale		8	2,445
Premises and equipment		0
Assets		1,833	6,774
Trading liabilities		7	1,057
Short-term borrowings		31	3,124
Long-term debt		0	0
Other liabilities		32	49
Liabilities		70	4,230
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		75	68
Trading assets		885	1,154
Other investments		0	0
Net loans		0	0
Other assets		1,143	1,349
of which loans held-for-sale		83	119
Premises and equipment		0
Assets		2,103	2,571
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,566	1,860
Other liabilities		3	2
Liabilities		1,569	1,862
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		9	17
Trading assets		20	23
Other investments		52	58
Net loans		0	0
Other assets		34	39
of which loans held-for-sale		20	21
Premises and equipment		0
Assets		115	137
Trading liabilities		0	0
Short-term borrowings		11	13
Long-term debt		0	0
Other liabilities		16	19
Liabilities		27	32
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		28	24
Trading assets		436	457
Other investments		510	587
Net loans		15	16
Other assets		58	42
of which loans held-for-sale		0	0
Premises and equipment		0
Assets		1,047	1,126
Trading liabilities		5	6
Short-term borrowings		0	0
Long-term debt		0	0
Other liabilities		44	49
Liabilities		49	55
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		16	11
Trading assets		1	0
Other investments		132	136
Net loans		0	134
Other assets		411	417
of which loans held-for-sale		0	0
Premises and equipment		0
Assets		560	698
Trading liabilities		1	0
Short-term borrowings		1	0
Long-term debt		43	152
Other liabilities		1,026	70
Liabilities		SFr 1,071	SFr 222

[1]	Includes restricted cash.